Income Taxes (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 433,000	$ 446,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		$ 40,000